Tax situation - Income tax expense (benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income tax
Deferred	$ (15,592)	$ (44,046)	$ 15,506
Supplementary retirement fund
Income tax expense reported in the statements of comprehensive income	41	(23,671)	25,430
Sociedad Minera Cerro Verde S.A.A.
Income tax
Current	350,483	550,731	175,870
Deferred	62,718	30,864	25,962
income tax expense (benefit)	413,201	581,595	201,832
Mining taxes
Current mining royalty and special mining tax	88,224	144,895	32,203
Supplementary retirement fund
Current	6,371	8,828	2,568
Deferred	751	385	323
Total Supplementary retirement fund	7,122	9,213	2,891
Income tax expense reported in the statements of comprehensive income	$ 508,547	$ 735,703	$ 236,926